As filed with the Securities and Exchange Commission on January 9, 2006

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07959
Advisors Series Trust
(Exact name of registrant as specified in charter)
615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)
Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)
(414) 765-5340
(Registrant’s telephone number, including area code)
Date of fiscal year end: October 31, 2005
Date of reporting period: October 31, 2005

Item 1. Report to Stockholders.
ANNUAL REPORT
October 31, 2005

CastleRock Fund
December 2005
Dear Fellow Shareholders:
We would like to thank you for your investment in the CastleRock Fund (the “Fund”). As portfolio managers of the Fund, we are pleased to submit our first annual report for the period from inception on May 23, 2005, through October 31, 2005.
Our goal is to provide our shareholders with the majority of the returns of the market, while using covered call options to reduce volatility. We feel we have accomplished this goal during our first five months of operation. The Fund began trading on May 23 at $10.00 per share and closed at $10.18 on October 31. Over this period, the Fund’s 1.80% return compares favorably to the S&P 500 Index return of 1.85%.
Year-To-Date Market Overview
Investor sentiment kept the stock market in a very narrow trading range during the first ten months of 2005. Strong earnings reports, robust economic growth, solid job creation, and low inflation were offset by rising oil prices, consumer spending concerns, and fear of additional interest rate increases. Other than the surge in energy stocks, most of the market sectors were flat to down during this period.
The CBOE Volatility Index (VIX), a key gauge of option pricing, has spent much of the year at its lowest levels since 1995-1996. The Fund receives cash from the sale of call options, and periods of low volatility reduce the cash premiums we receive. In this type of environment, we will typically sell shorter dated call options. We believe this strategy provides us the flexibility to take advantage of higher call premiums when volatility returns.
Performance Commentary
For the period beginning at inception on May 23, 2005, and ending October 31, 2005, the Fund delivered a total return of 1.80%. Our covered call approach caused us to lag the stock market surge in July, but more importantly provided some protection during the down months. In every month when the market declined, the Fund declined less than the S&P 500 Index.
Our holdings in retail stocks and pharmaceutical companies were weak during this period. Because we were writing short-term options, we were not adequately hedged when the energy scare caused a significant decline in the retail sector. In addition, pharmaceutical companies have continued to remain under siege, causing us to reduce our holdings of drug companies to only one name.

CastleRock Fund
Our successes out-weighed our misses. Strong performance by Southwest Airlines, Tidewater, and Symantec resulted in nice gains. In addition, our investments in Lowe’s and Home Depot were not hurt by the recent hurricanes, and the future rebuilding efforts could bode well for these companies.
Financial stocks were our best performers with very strong returns across the board. JP Morgan, Morgan Stanley, MBIA, Merrill Lynch, and American International Group all proved to be solid investments. We continue to find what we feel are attractively valued financial stocks and remain bullish on the group.
2006 First Half Perspective
The initial start up of the Fund is behind us, and we are using our hedging techniques to provide our shareholders with what we believe to be a very attractive risk/return tradeoff. The rise in energy prices, higher interest rates, and consumer spending concerns increase the risk of a stagnant stock market. In our opinion, the call options we are writing should provide incremental return if the market remains in its narrow trading range during the coming year.
Looking forward into the next year, we are even more optimistic than when we started the Fund. The increase in the VIX at the end of October has allowed us to begin writing longer dated options at more attractive levels, thereby increasing our call premiums and creating more potential upside during the coming year. After some early misses on retail and drug stocks, we believe our stock selection has improved significantly, and we are excited about the new positions we have recently put in place.
Regardless of what market conditions develop during the coming year, we are confident in our strategy and feel that our discipline and execution will serve our shareholders well.
We thank you for your support and look forward to serving you in the future.
Sincerely,

Mark Matsko, CFA	Steve Devejian, CFA
Portfolio Manager	Portfolio Manager

CastleRock Fund
Past performance is not a guarantee of future results.
Short term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
Mutual fund investing involves risk. Principal loss is possible. Selling covered call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time the call option is sold.
The fund will invest in small and medium sized companies, which will involve additional risks such as greater volatility and limited market liquidity.
Although the Fund seeks to reduce volatility by selling covered call options, the use of a covered call strategy may not fully protect against declines in the underlying common stocks.
The opinions expressed above are those of the investment adviser, are subject to change, and any forecasts made cannot be guaranteed.
The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general You cannot invest directly in an index.
Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell and security.
Must be preceded or accompanied by a prospectus.
Quasar Distributors, LLC. Distributor (11/05)

CastleRock Fund
Comparison of the change in value of a $10,000 investment in the
CastleRock Fund vs the S&P 500 Index and the CBOE BuyWrite Monthly Index

Total Return:	Since Inception (5/23/05)
CastleRock Fund	1.80%
S& P 500 Index	1.85%
CBOE BuyWrite Monthly Index	2.83%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-625-2785.
This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on May 23, 2005, the Fund’s inception date. Returns reflect the reinvestment of dividends and capital gain distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.
The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.
The CBOE BuyWrite Monthly Index is a passive total return index based on selling the near-term, at-the-money S&P 500 Index call option against the S&P 500 stock index portfolio each month, on the day the current contract expires.
Indices do not incur expenses and are not available for investment.

CastleRock Fund
EXPENSE EXAMPLE at October 31, 2005 (Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/23/05 – 10/31/05).
Actual Expenses
The first line of the table provides information about actual account values and actual expenses, with actual net expenses being limited to 1.50% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not

CastleRock Fund
EXPENSE EXAMPLE at October 31, 2005 (Unaudited), Continued
help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/23/05	10/31/05	5/23/05 — 10/31/05*
Actual	$1,000.00	$1,018.00	$ 6.68
Hypothetical (5% return before expenses)	$1,000.00	$1,015.44	$ 6.67

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 161 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.
ALLOCATION OF PORTFOLIO ASSETS at October 31, 2005 (Unaudited)

CastleRock Fund
SCHEDULE OF INVESTMENTS at October 31, 2005

COMMON STOCKS — 101.83%	Shares	Value

Aerospace & Defense — 1.61%
Honeywell International, Inc. (a)	3,500	$119,700

Airlines — 6.44%
Southwest Airlines Co. (a)	30,000	480,300

Capital Markets — 3.02%
Merrill Lynch & Co., Inc. (a)	1,000	64,740
Morgan Stanley (a)	1,000	54,410
The Bear Stearns Companies, Inc. (a)	1,000	105,800

		224,950

Chemicals — 2.37%
Sensient Technologies Corp. (a)	10,000	176,900

Commercial Banks — 2.90%
KeyCorp	2,000	64,480
North Fork Bancorporation, Inc. (a)	6,000	152,040

		216,520

Computers & Peripherals — 2.14%
Dell, Inc. (a)(b)	5,000	159,400

Diversified Financial Services — 3.88%
J.P. Morgan Chase & Co. (a)	7,900	289,298

Food & Staples Retailing — 1.27%
Wal-Mart Stores, Inc. (a)	2,000	94,620

Health Care Equipment & Supplies — 4.48%
Biomet, Inc. (a)	9,600	334,368

Health Care Providers & Services — 2.87%
Health Management Associates, Inc. — Class A (a)	10,000	214,100

Hotels, Restaurants & Leisure — 1.47%
Ruby Tuesday, Inc. (a)	5,000	109,550

Industrial Conglomerates — 4.10%
Tyco International Ltd. (a)(c)	11,600	306,124

See accompanying Notes to Financial Statements.

CastleRock Fund
SCHEDULE OF INVESTMENTS at October 31, 2005, Continued

COMMON STOCKS — 101.83%, Continued	Shares	Value

Insurance — 20.54%
AMBAC Financial Group, Inc. (a)	3,500	$248,115
American International Group, Inc. (a)	2,500	162,000
MBIA, Inc. (a)	13,300	774,592
Transatlantic Holdings, Inc.	6,000	347,400

		1,532,107

IT Services — 6.24%
Affiliated Computer Services, Inc. — Class A (a)(b)	3,000	162,330
First Data Corp. (a)	7,500	303,375

		465,705

Media — 5.21%
The Walt Disney Co. (a)	12,300	299,751
Time Warner, Inc. (a)	5,000	89,150

		388,901

Oil & Gas — 1.15%
Chevron Corp. (a)	1,500	85,605

Pharmaceuticals — 4.87%
Bristol-Myers Squibb Co	7,500	158,775
Pfizer, Inc. (a)	9,400	204,356

		363,131

Software — 1.92%
Symantec Corp. (a)(b)	6,000	143,100

Specialty Retail — 21.07%
Advance Auto Parts, Inc. (a)(b)	7,500	281,250
Bed Bath & Beyond, Inc. (a)(b)	6,000	243,120
Home Depot, Inc. (a)	10,000	410,400
Lowe’s Cos., Inc. (a)	5,100	309,927
The Men’s Wearhouse, Inc. (a)(b)	8,000	197,600
TJX Cos., Inc. (a)	6,000	129,180

		1,571,477

Textiles, Apparel & Luxury Goods — 1.61%
Jones Apparel Group, Inc. (a)	4,400	120,032

See accompanying Notes to Financial Statements.

CastleRock Fund
SCHEDULE OF INVESTMENTS at October 31, 2005, Continued

COMMON STOCKS — 101.83%, Continued	Shares	Value

Thrifts & Mortgage Finance — 2.67%
The PMI Group, Inc. (a)	5,000	$199,400

TOTAL COMMON STOCKS (Cost $7,646,990)		7,595,288

SHORT-TERM INVESTMENTS — 5.25%

AIM STIT-Liquid Assets Portfolio (Cost $391,391)	391,391	391,391

Total Investments in Securities (Cost $8,038,381) — 107.08%		7,986,679
Call Options Written — (7.04)%		(525,353)
Liabilities in Excess of Other Assets — (0.04)%		(3,033)

NET ASSETS — 100.00%		$7,458,293

(a)	Security is subject to written call option(s).

(b)	Non-income producing security.

(c)	U.S. traded security of a foreign issuer.
See accompanying Notes to Financial Statements.

CastleRock Fund
SCHEDULE OF CALL OPTIONS WRITTEN at October 31, 2005

Underlying Security/
Expiration Date/Exercise Price	Contracts	Value

Advance Auto Parts, Inc.
Expiration: December, 2005, Exercise Price: $36.60	20	$(7,650)
Expiration: March, 2006, Exercise Price: $40.00	30	(9,900)
Affiliated Computer Services, Inc. — Class A
Expiration: January, 2006, Exercise Price: $50.00	15	(8,400)
Expiration: April, 2006, Exercise Price: $50.00	15	(10,350)
AMBAC Financial Group, Inc.
Expiration: January, 2006, Exercise Price: $70.00	15	(5,400)
Expiration: January, 2007, Exercise Price: $80.00	20	(8,400)
American International Group, Inc.
Expiration: January, 2007, Exercise Price: $60.00	25	(25,500)
Bed Bath & Beyond, Inc.
Expiration: January, 2006, Exercise Price: $40.00	20	(5,300)
Expiration: February, 2006, Exercise Price: $40.00	20	(6,200)
Expiration: May, 2006, Exercise Price: $40.00	20	(8,200)
Biomet, Inc.
Expiration: January, 2006, Exercise Price: $35.00	15	(3,600)
Expiration: April, 2006, Exercise Price: $37.50	40	(10,800)
Expiration: January, 2007, Exercise Price: $35.00	41	(24,190)
Chevron Corp.
Expiration: June, 2006, Exercise Price: $55.00	15	(8,250)
Dell, Inc.
Expiration: January, 2007, Exercise Price: $30.00	25	(14,000)
Expiration: January, 2007, Exercise Price: $35.00	25	(8,100)
First Data Corp.
Expiration: November, 2005, Exercise Price: $40.00	18	(1,980)
Expiration: May, 2006, Exercise Price: $40.00	17	(6,460)
Expiration: January, 2007, Exercise Price: $40.00	40	(24,800)
Health Management Associates, Inc. — Class A
Expiration: November, 2005, Exercise Price: $22.50	30	(300)
Expiration: May, 2006, Exercise Price: $25.00	40	(2,200)
Home Depot, Inc.
Expiration: January, 2007, Exercise Price: $45.00	50	(16,500)
See accompanying Notes to Financial Statements.

CastleRock Fund
SCHEDULE OF CALL OPTIONS WRITTEN at October 31, 2005, Continued

Underlying Security/
Expiration Date/Exercise Price, Continued	Contracts	Value

Honeywell International, Inc.
Expiration: December, 2005, Exercise Price: $35.00	15	$(1,200)
Expiration: March, 2006, Exercise Price: $35.00	20	(3,600)
Jones Apparel Group, Inc.
Expiration: January, 2006, Exercise Price: $30.00	5	(275)
Expiration: January, 2006, Exercise Price: $35.00	5	(100)
Expiration: February, 2006, Exercise Price: $30.00	34	(2,380)
J.P. Morgan Chase & Co.
Expiration: December, 2005, Exercise Price: $35.00	44	(9,680)
Expiration: March, 2006, Exercise Price: $35.00	20	(5,700)
Expiration: January, 2007, Exercise Price: $37.50	15	(4,200)
Lowe’s Cos., Inc.
Expiration: January, 2006, Exercise Price: $60.00	1	(390)
MBIA, Inc.
Expiration: November, 2005, Exercise Price: $55.00	50	(22,500)
Expiration: January, 2006, Exercise Price: $55.00	27	(15,660)
Expiration: January, 2007, Exercise Price: $60.00	56	(43,120)
Merrill Lynch & Co., Inc.
Expiration: April, 2006, Exercise Price: $55.00	10	(11,200)
Morgan Stanley
Expiration: January, 2007, Exercise Price: $55.00	10	(6,000)
North Fork Bancorporation, Inc.
Expiration: November, 2005, Exercise Price: $27.50	50	(500)
Expiration: January, 2006, Exercise Price: $27.50	10	(500)
Pfizer, Inc.
Expiration: December, 2005, Exercise Price: $25.00	52	(1,040)
Expiration: December, 2005, Exercise Price: $27.50	12	(120)
Ruby Tuesday, Inc.
Expiration: January, 2006, Exercise Price: $22.50	10	(1,250)
Expiration: January, 2006, Exercise Price: $25.00	10	(350)
Expiration: April, 2006, Exercise Price: $22.50	30	(5,700)
Sensient Technologies Corp.
Expiration: January, 2006, Exercise Price: $20.00	75	(1,875)
See accompanying Notes to Financial Statements.

CastleRock Fund
SCHEDULE OF CALL OPTIONS WRITTEN at October 31, 2005, Continued

Underlying Security/
Expiration Date/Exercise Price, Continued	Contracts	Value

Southwest Airlines Co.
Expiration: January, 2006, Exercise Price: $15.00	174	$(26,100)
Expiration: March, 2006, Exercise Price: $15.00	63	(11,970)
Expiration: January, 2007, Exercise Price: $15.00	63	(19,404)
Symantec Corp.
Expiration: January, 2006, Exercise Price: $20.00	20	(8,200)
Expiration: April, 2006, Exercise Price: $20.00	20	(9,000)
Expiration: April, 2006, Exercise Price: $22.50	20	(5,800)
The Bear Stearns Companies, Inc.
Expiration: January, 2006, Exercise Price: $95.00	10	(13,300)
The Men’s Wearhouse, Inc.
Expiration: May, 2006, Exercise Price: $22.50	40	(17,200)
Expiration: May, 2006, Exercise Price: $25.00	40	(11,800)
The PMI Group, Inc.
Expiration: January, 2006, Exercise Price: $40.00	50	(9,500)
The Walt Disney Co.
Expiration: January, 2006, Exercise Price: $25.00	59	(4,484)
Expiration: April, 2006, Exercise Price: $25.00	45	(6,075)
Time Warner, Inc.
Expiration: January, 2006, Exercise Price: $17.50	50	(5,250)
TJX Cos., Inc.
Expiration: April, 2006, Exercise Price: $22.50	60	(7,800)
Tyco International Ltd.
Expiration: January, 2006, Exercise Price: $30.00	35	(1,050)
Expiration: April, 2006, Exercise Price: $30.00	40	(3,000)
Expiration: January, 2007, Exercise Price: $30.00	21	(4,200)
Expiration: January, 2007, Exercise Price: $35.00	20	(1,600)
Wal-Mart Stores, Inc.
Expiration: December, 2005, Exercise Price: $45.00	20	(5,800)

Total Call Options Written (Proceeds $522,986)		$(525,353)

See accompanying Notes to Financial Statements.

CastleRock Fund
STATEMENT OF ASSETS AND LIABILITIES at October 31, 2005

ASSETS
Investments in securities, at value (cost $8,038,381)	$7,986,679
Receivables:
Securities sold	250,547
Due from advisor	9,077
Dividends and interest	4,961
Prepaid expenses	1,215

Total assets	8,252,479

LIABILITIES
Call options written, at value (cost $522,986)	525,353
Payables:
Securities purchased	225,781
Administration fees	2,548
Audit fees	16,000
Transfer agent fees	6,309
Custody fees	3,261
Fund accounting fees	6,877
Shareholder reporting	2,800
Legal fees	3,190
Chief Compliance Officer fee	1,000
Accrued other expenses	1,067

Total liabilities	794,186

NET ASSETS	$7,458,293

Net asset value, offering and redemption price per share [$7,458,293/732,295 shares outstanding; unlimited number of shares (par value $0.01) authorized]	$10.18

COMPONENTS OF NET ASSETS
Paid-in capital	$7,412,625
Undistributed net investment income	1,019
Accumulated net realized gain on investments and option contracts written	98,718
Net unrealized depreciation of:
Investments	(51,702)
Option contracts written	(2,367)

Net assets	$7,458,293

See accompanying Notes to Financial Statements.

CastleRock Fund
STATEMENT OF OPERATIONS
For the Period May 23, 2005* through October 31, 2005

INVESTMENT INCOME
Income
Dividends	$31,622
Interest	8,491

Total income	40,113

Expenses
Advisory fees (Note 3)	26,063
Audit fees	16,000
Transfer agent fees	14,533
Administration fees (Note 3)	13,232
Fund accounting fees	12,058
Custody fees	7,613
Legal fees	4,240
Reports to shareholders	2,800
Trustee fees	2,500
Chief Compliance Officer fee (Note 3)	2,500
Miscellaneous	1,185
Registration fees	626

Total expenses	103,350
Less: advisory fee waiver and reimbursement (Note 3)	(64,256)

Net expenses	39,094

Net investment income	1,019

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND OPTION CONTRACTS WRITTEN
Net realized gain/(loss) on:
Investments	(17,511)
Option contracts written	116,229

Net realized gain	98,718

Net change in unrealized depreciation on:
Investments	(51,702)
Option contracts written	(2,367)

Net unrealized loss	(54,069)

Net realized and unrealized gain on investments and option contracts written	44,649

Net increase in net assets resulting from operations	$45,668

*	Commencement of operations.
See accompanying Notes to Financial Statements.

CastleRock Fund
STATEMENT OF CHANGES IN NET ASSETS

May 23, 2005*
through
October 31, 2005

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,019
Net realized gain on investments and option contracts written	98,718
Net change in unrealized depreciation on investments and option contracts written	(54,069)

Net increase in net assets resulting from operations	45,668

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	7,412,625

Total increase in net assets	7,458,293

NET ASSETS
Beginning of period	—

End of period	$7,458,293

Includes undistributed net investment income of	$1,019

(a)	A summary of share transactions is as follows:

	May 23, 2005*
	through
	October 31, 2005
	Shares	Value
Shares sold	732,295	$7,412,625

Net increase	732,295	$7,412,625

*	Commencement of operations.
See accompanying Notes to Financial Statements.

CastleRock Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

	May 23, 2005*
	to
	October 31, 2005

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.00	#
Net realized and unrealized gain on investments and option contracts written	0.18

Total from investment operations	0.18

Net asset value, end of period	$10.18

Total return	1.80	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$7,458
Ratio of expenses to average net assets:
Before expense reimbursement	3.97	%+
After expense reimbursement	1.50	%+
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(2.43	)%+
After expense reimbursement	0.04	%+

Portfolio turnover rate	80.60	%++

*	Commencement of operations.

+	Annualized.

++	Not annualized.

#	Amount is less than $0.01.
See accompanying Notes to Financial Statements.

CastleRock Fund
NOTES TO FINANCIAL STATEMENTS at October 31, 2005
NOTE 1 — ORGANIZATION
     The CastleRock Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to obtain the majority of the returns associated with an investment in the stock market, while reducing volatility for investors. The Fund seeks to reduce this volatility by writing covered call options. The Fund began operations on May 23, 2005.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Short-term investments are valued at amortized cost, which approximates market value.

B.	Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

CastleRock Fund
NOTES TO FINANCIAL STATEMENTS, Continued
C.	Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.	Options Transactions: For hedging purposes, the Fund will write covered call options against at least 65% of its underlying equity securities. A call option is “covered” if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amounts are held in a segregated account by the custodian). When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (called) and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

E.	Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

CastleRock Fund
NOTES TO FINANCIAL STATEMENTS, Continued

F.	Redemption Fee: The Fund charges a 2.00% redemption fee to shareholders who redeem shares held for less than three months. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

G.	Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
NOTE 3 — INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
     For the period ended October 31, 2005, Burroughs Hutchinson (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the period ended October 31, 2005, the Fund incurred $26,063 in advisory fees.
     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.50% of average net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to recoup reimbursements made in any fiscal year of the Fund over the following three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the

CastleRock Fund
NOTES TO FINANCIAL STATEMENTS, Continued
reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the period ended October 31, 2005, the Advisor reduced its fees and reimbursed expenses in the amount of $64,256; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $64,256 at October 31, 2005. Cumulative expenses subject to recapture expire as follows:

Year	Amount
2008	$64,256
     U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level	Fee rate
Less than $25 million	$30,000
$25 million to less than $50 million	0.12% of average daily net assets
$50 million to less than $200 million	0.10% of average daily net assets
More than $200 million	0.05% of average daily net assets
     For the period ended October 31, 2005, the Fund incurred $13,232 in administration fees.
     U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.
     Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.
     Certain officers of the Fund are also officers of the Administrator and Distributor.

CastleRock Fund

NOTES TO FINANCIAL STATEMENTS, Continued
     For the period ended October 31, 2005, the Fund was allocated $2,500 of the Chief Compliance Officer fee.
NOTE 4 — OPTION CONTRACTS WRITTEN
     The number of option contracts written and the premiums received by the Fund during the period ended October 31, 2005 were as follows:

	Number	Premiums
	of Contracts	Received
Options outstanding, beginning of period	—	$—
Options written	3,707	877,412
Options exercised	(741)	(177,120)
Options expired	(634)	(81,674)
Options closed	(365)	(95,632)

Options outstanding, end of period	1,967	$522,986

NOTE 5 — PURCHASES AND SALES OF SECURITIES
     For the period ended October 31, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $11,507,910 and $3,831,643, respectively.
NOTE 6 — INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses and straddle losses deferred.
     There were no distributions paid during the period ended October 31, 2005.

CastleRock Fund
NOTES TO FINANCIAL STATEMENTS, Continued

     As of October 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (long positions)	$8,049,043
Cost of investments (short positions)	(522,986)

$7,526,057

Gross tax unrealized appreciation	$301,781
Gross tax unrealized depreciation	(366,512)

Net tax unrealized depreciation	$(64,731)

Undistributed ordinary income	$1,019
Undistributed long-term capital gain	—

Total distributable earnings	$1,019

Other accumulated gains/(losses)	$110,597

Total accumulated earnings/(losses)	$46,885

The Fund had no capital loss carryforward.

CastleRock Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of CastleRock Fund
We have audited the accompanying statement of assets and liabilities of the CastleRock Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of October 31, 2005, and the related statements of operations, changes in net assets and the financial highlights for the period May 23, 2005 to October 31, 2005. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers. When brokers did not reply to our confirmation request, we performed alternative audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CastleRock Fund, as of October 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the period May 23, 2005 to October 31, 2005, in conformity with accounting principles generally accepted in the United States of America.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 13, 2005

CastleRock Fund
NOTICE TO SHAREHOLDERS at October 31, 2005 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-625-2785, or on the SEC’s website at http://www.sec.gov.
How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2005
     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-625-2785. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.
Quarterly Filings on Form N-Q
     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Form N-Q is also available by calling 1-866-625-2785.

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)
This chart provides information about the Trustees and Officers who oversee your Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.
INDEPENDENT TRUSTEES

Name, Age
Address		Number of
Position held with Fund	Trustee	Portfolios
Principal Occupation(s) and other	of Fund	Overseen in
Directorships during past five years	Since	Fund Complex*

Walter E. Auch, Born 1921	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Management Consultant, formerly Chairman, CEO of Chicago
Board Options Exchange and former President of Paine Webber
Other Directorships: Nicholas-Applegate Funds, Citigroup,
Pimco Advisors LLP, Senele Group and UBS Capital Management

James Clayburn LaForce, Born 1928	2002	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group,
The Metzler/Payden Investment Group, BlackRock Funds,
Arena Pharmaceuticals and Cancervax

Donald E. O’Connor, Born 1936	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Financial Consultant, formerly Executive Vice President and Chief Operating
Officer of ICI Mutual Insurance Company (until January, 1997).
Other Directorships: The Forward Funds

George J. Rebhan, Born 1934	2002	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Retired; formerly President, Hotchkis and Wiley Funds (mutual funds)
from 1985 to 1993.
Trustee: E*Trade Funds

George T. Wofford III, Born 1939	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Senior Vice President, Information Services, Federal Home Loan
Bank of San Francisco.
Other Directorships: None

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued
INTERESTED TRUSTEES AND OFFICERS

Name, Age
Address		Number of
Position held with Fund	Trustee	Portfolios
Principal Occupation(s) and other	of Fund	Overseen in
Directorships during past five years	Since	Fund Complex*

Eric M. Banhazl, Born 1957	1997	1
2020 E. Financial Way
Glendora, CA 91741
Interested Trustee, President
Senior Vice President, U.S. Bancorp Fund Services, LLC, the Fund’s
administrator (since July 2001); Treasurer, Investec Funds; formerly,
Executive Vice President, Investment Company Administration, LLC
(“ICA”).

Robert M. Slotky, Born 1947	N/A	N/A
2020 E. Financial Way
Glendora, CA 91741
Chief Compliance Officer, Vice President
Vice President, U.S. Bancorp Fund Services, LLC, the Fund’s
administrator (since July 2001); formerly Senior Vice President,
ICA.

Rodney A. DeWalt, Born 1967	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Legal and Compliance Administrator, U.S. Bancorp Fund Services,
LLC (since January 2003); Thrivent Financial for Lutherans from
2000 to 2003; Attorney Private Practice, 1997 to 2000.

Douglas G. Hess, Born 1967	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Vice President Compliance and Administration, U.S. Bancorp Fund
Services, LLC (since March 1997).

*	The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

ADVISOR
Burroughs Hutchinson
877 West Main Street, Suite 602
Boise, ID 83702
DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 625-2785
CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103
LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105
     Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith.
Item 3. Audit Committee Financial Expert.
The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the last fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 10/31/2005
Audit Fees	$13,800
Audit-Related Fees	N/A
Tax Fees	$2,200
All Other Fees	N/A
The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2005

Registrant	N/A
Registrant’s Investment Adviser	N/A

1

Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
The registrant’s independent trustees serve as its nominating committee, however they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

2

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

3

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)*	/s/ Eric M. Banhazl

Eric M. Banhazl, President

Date 1/5/06
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric M. Banhazl

Eric M. Banhazl, President

Date 1/5/06

By (Signature and Title)*	/s/ Douglas G. Hess

Douglas G. Hess, Treasurer

Date 1/5/06

*	Print the name and title of each signing officer under his or her signature.

4